Xtrackers MSCI Emerging Markets Climate Selection ETF Investment Objectives and Goals - Xtrackers MSCI Emerging Markets Climate Selection ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Xtrackers MSCI Emerging Markets Climate Selection ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Global Climate 500 Emerging Markets Selection Index.